Revenue, Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) contract vessel	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Number of forms of contracts | contract			2
Total revenues	$ 171,659,000	$ 108,789,000	$ 340,124,000	$ 239,274,000
Operating leases, future minimum payments receivable	20,200,000		20,200,000
Operating leases, future minimum payments receivable due in 2018	17,600,000		17,600,000
Operating leases, future minimum payments receivable, in 2019	2,600,000		2,600,000
Property subject to or available for operating lease, net	257,400,000		257,400,000		$ 517,900,000
Property subject to or available for operating lease, gross	414,100,000		414,100,000		754,200,000
Property subject to or available for operating lease, accumulated depreciation	156,700,000		156,700,000		236,300,000
Contract with customer, liability, current	61,000		$ 61,000		557,000
Charters Out [Member]
Disaggregation of Revenue [Line Items]
Number of vessels | vessel			8
Number of vessels with options to extend | vessel			4
Lessor, Operating Lease, Renewal Term1			12 months
2018 Time Charter Contract Expiration | Charters Out [Member]
Disaggregation of Revenue [Line Items]
Number of vessels | vessel			7
2019 Time Charter Contract Expiration | Charters Out [Member]
Disaggregation of Revenue [Line Items]
Number of vessels | vessel			1
High-Q Joint Venture
Disaggregation of Revenue [Line Items]
Number of vessels | vessel			1
Time-charter revenues
Disaggregation of Revenue [Line Items]
Total revenues	17,384,000	30,091,000	$ 39,494,000	60,421,000
Contract with customer, liability, current	0		0		$ 500,000
Time-charter revenues | High-Q Joint Venture
Disaggregation of Revenue [Line Items]
Total revenues	$ 1,000,000	$ 1,700,000	$ 2,700,000	$ 3,400,000